Note 6 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued payroll expenses	$ 184,728	$ 491,971
Accrued interest expense	1,683,243	786,554
Accrued general and administrative expenses	177,686	96,957
Accrued commissions	142,726	165,464
Accrued liability for emission allowances	6,685,311	2,288,582
Other accrued expenses	161,758	652,754
Total	$ 9,035,452	$ 4,482,282